Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of net amounts of the financial instruments
	06.30.21	06.30.20
Borrowing position with third parties	(35,234)	(49,330)
Lending position with related parties	6,488	14,883
Net monetary position	(28,746)	(34,447)

Schedule of interest payable
As of June 30, 2021	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	2,023	-	-	-	-	2,023
Borrowings	7,719	34,945	105	88	65	42,922
Leases liabilities	93	87	89	90	1,767	2,126
Derivative financial instruments	48	9	-	-	-	57
Total	9,883	35,041	194	178	1,832	47,128

As of June 30, 2020	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	4,504	128	104	16	-	4,752
Borrowings	21,158	3,182	40,843	97	60	65,340
Finance leases	79	74	77	82	1,940	2,252
Derivative financial instruments	122	43	10	-	-	175
Total	25,863	3,427	41,034	195	2,000	72,519

Schedule of groups key metrics in relation to managing its capital structure
	06.30.21	06.30.20
Gearing ratio (i)	35.49%	34.08%
Debt ratio (ii)	19.03%	20.11%